Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued payroll and employee benefits	$ 388,037	$ 368,885
Construction in progress payable	182,267
Accrued promotion expenses	41,613
Security deposits payable	8,107	7,130
Expenses paid by employees on the Company’s behalf	1,772	713
Others	51,676	54,275
Total accrued liabilities and other payables	$ 673,472	$ 431,003